Submission	Jun. 26, 2026
Submission [Line Items]
Central Index Key	0001788399
Registrant Name	DoubleLine Yield Opportunities Fund
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES